BACKGROUND AND CRITICAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
BACKGROUND AND CRITICAL AND OTHER SIGNIFICANT ACCOUNTING POLICIES
Schedule of exchange rates applied and exchange movement recognised in other comprehensive income

The exchange rates applied for balances and transactions in currency other than the presentational currency of the Group, pounds sterling (GBP) were:

	Closing rate at 31 Dec 2017	Average rate for 2017	Closing rate at 31 Dec 2016	Average rate for 2016	Closing rate at 31 Dec 2015	Average rate for 2015	Opening rate at 1 Jan 2015

Local currency: £
Hong Kong	10.57	10.04	9.58	10.52	11.42	11.85	12.09
Indonesia	18,353.44	17,249.38	16,647.30	18,026.11	20,317.71	20,476.93	19,311.31
Malaysia	5.47	5.54	5.54	5.61	6.33	5.97	5.45
Singapore	1.81	1.78	1.79	1.87	2.09	2.10	2.07
China	8.81	8.71	8.59	8.99	9.57	9.61	9.67
India	86.34	83.90	83.86	91.02	97.51	98.08	98.42
Vietnam	30,719.60	29,279.71	28,136.99	30,292.79	33,140.64	33,509.21	33,348.46
Thailand	44.09	43.71	44.25	47.80	53.04	52.38	51.30
US	1.35	1.29	1.24	1.35	1.47	1.53	1.56

The exchange movement arising during 2017 recognised in other comprehensive income is:

	2017	2016	2015

	£m	£m	£m
Asia operations*†	(295)	785	(5)
US operations	(477)	853	238
Unallocated to a segment (other funds)**	307	(490)	(119)

	(465)	1,148	114

*	2017 included the recycling of the cumulative exchange gain of the sold Korea life business of £61 million to the income statement.
**

The exchange rate movement unallocated to a segment mainly reflects the translation of currency borrowings, issued by group holding companies, that have been designated as a net investment hedge against the currency risk of the Group's investment in Jackson.

†	2015 included the cumulative exchange loss of the Japan life business of £46 million.